Fees Summary	Dec. 12, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,500,000
Previously Paid Amount	0.00
Total Fee Amount	4,210.25
Total Offset Amount	0.00
Net Fee	4,210.25
Narrative - Max Aggregate Offering Price	$ 27,500,000
Final Prospectus	true